Payables for the acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Payables For Acquisition Of Subsidiaries [Abstract]
Acquisition of subsidiary, net of cash acquired	R$ 222,962	R$ 162,317
Installment payments for acquisitions completed in previous years	R$ 179,148	R$ 106,764